OPERATING EXPENSES - Taxes and fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Turnover tax	$ (15,813)	$ (16,496)	$ (17,547)
Regulatory Entity Fees	(7,863)	(8,503)	(9,549)
Municipal taxes	(4,524)	(4,727)	(5,047)
Other taxes and fees	(4,543)	(5,021)	(5,636)
Total taxes and fees with the regulatory authority	$ (32,743)	$ (34,747)	$ (37,779)